Long-Term Debt - Secured Notes Narrative (Detail) - USD ($)		12 Months Ended
	Sep. 16, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2015	Aug. 18, 2014	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
Face value of outstanding notes		$ 628,813,000	$ 545,000,000		$ 598,999,000
Common stock entitled to purchase (in shares)		10,773,816			10,773,816
Gain (loss) on debt extinguishment		$ (11,458,000)	$ 3,913,000	$ 0
Secured Note Warrants [Member]
Debt Instrument [Line Items]
Common stock entitled to purchase (in shares)							602,741	602,614
Secured Notes [Member]
Debt Instrument [Line Items]
Face value of outstanding notes	$ 310,000,000							$ 310,000,000
Stated interest rate								12.00%
Gain (loss) on debt extinguishment	2,400,000
Secured Notes [Member] | Cash Interest and Accrued Payment in Kind Interest [Member]
Debt Instrument [Line Items]
Interest expense	15,300,000
Secured Notes [Member] | Secured Note Warrants [Member]
Debt Instrument [Line Items]
Common stock entitled to purchase (in shares)								602,614
Secured Notes [Member] | Secured Note Warrants [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Common stock entitled to purchase (in shares)						1,041,314
Secured Notes [Member] | PIK Interest Notes Issued [Member]
Debt Instrument [Line Items]
Face value of outstanding notes	$ 26,400,000
Stated interest rate								2.00%
Secured Notes [Member] | Cash [Member]
Debt Instrument [Line Items]
Stated interest rate								10.00%